Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Carrying Amount of Financial Assets

Note		December 31, 2018		December 31, 2017
Assets
Fair value through profit or loss
Cash and cash equivalents	5.1		1,600,590		1,852,114
Marketable securities	5.2		4,202,835		3,853,343
Derivative financial instruments	5.9		2,548,857		1,162,213

			8,352,282		6,867,670
Amortized cost[i]
Cash and cash equivalents	5.1		2,021,208		—
Trade receivables	5.3		1,588,192		—
Restricted cash	5.2		115,124		—
Receivables from related parties	5.4		135,070		—
Dividends receivable			27,320		—

			3,886,914		—
Loans and receivables
Cash and cash equivalents	5.1		—		2,703,063
Trade receivables	5.3		—		1,322,420
Restricted cash	5.2		—		225,634
Receivables from related parties	5.4		—		199,814
Other financial assets			—		1,340,000
Dividends receivable			—		13,466

			—		5,804,397
Total			12,239,196		12,672,067

Summary of Carrying Amount of Financial Liabilities
Liabilities
Amortized cost
Loans, borrowings and debentures	5.5	10,005,187	13,858,709
Leases	5.6	553,350	944,138
Real state credit certificates		—	86,745
Trade payables	5.7	1,923,920	2,433,995
Other financial liabilities		455,702	382,702
Payables to related parties	5.4	355,971	328,263
Dividends payable		187,415	191,478
Tax installments—REFIS	12	216,984	229,745
Trade payables—Corporate operation / Agreements		—	210,476
Preferred shareholders payable in subsidiaries	5.8	1,097,490	1,442,679

		14,796,019	20,108,930
Fair value through profit or loss
Loans, borrowings and debentures	5.5	12,569,126	7,830,237
Contingent consideration	5.8	64,969	116,542
Derivative financial instruments	5.9	25,714	115,085

		12,659,809	8,061,864
		27,455,828	28,170,794

[i]	Due to the transition method chosen, comparative information has not been restated to reflect the new requirements.

The effect and policy of initially applying IFRS 9 on the Company’s financial instruments is described in Note 3.

Summary of Cash and Cash Equivalents

	December 31, 2018	December 31, 2017
Cash and bank accounts	111,410	53,525
Savings account	1,335,774	2,115,562
Financial Investments	2,174,614	2,386,090

	3,621,798	4,555,177

Summary of Financial Investments

Financial investments are composed as follows:

	December 31, 2018	December 31, 2017
Investment fund
Repurchase agreements	1,179,503	1,474,509
Bank certificate of deposits—CDB	421,087	377,605

	1,600,590	1,852,114

Bank investments
Repurchase agreements	—	153,461
Bank certificate of deposits—CDB	571,840	374,651
Other	2,184	5,864

	574,024	533,976

	2,174,614	2,386,090

Summary of Marketable Securities
December 31, 2018		December 31, 2017
Marketable securities
Government security(i)	4,144,797		3,640,726
Bank certificate of deposit—CDB	58,038		212,617

	4,202,835		3,853,343

i.	Sovereign debt securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “SELIC.”

Summary of Restricted Cash
Restricted cash
Investments linked to loans	31,254	93,251
Securities pledged as collateral	83,870	132,383

	115,124	225,634

Summary of Trade Receivables

	December 31, 2018	December 31, 2017
Domestic – Brazilian Reais	1,609,421	1,388,837
Export – Foreign currency	104,355	54,635

	1,713,776	1,443,472
Allowance for doubtful accounts	(125,584)	(121,052)

	1,588,192	1,322,420
Current	1,545,643	1,277,766

Non-current	42,549	44,654

Summary of Ageing of Trade Receivables

The ageing of trade receivables is as follows:

	December 31, 2018	December 31, 2017
Not overdue	1,382,193	1,033,076
Overdue:
From 1 to 30 days	116,665	160,654
From 31 to 60 days	27,649	26,881
From 61 to 90 days	20,734	64,947
More than 90 days	166,535	157,914
Allowance for doubtful accounts	(125,584)	(121,052)

	1,588,192	1,322,420

Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts are as follows:

At January 1, 2017	(90,286)
Provision/reversal	(30,766)

At December 31, 2017	(121,052)
Provision/reversal	(4,532)

At December 31, 2018	(125,584)

Summary of Receivables from and Payables to Related Parties
a)	Receivables from and payables to related parties:

	December 31, 2018	December 31, 2017
Current Asset
Corporate operation / Agreements
Raízen Energia(i)	38,205	22,283
Raízen Combustíveis(i)	6,263	6,094
Aguassanta Participações S.A.	29	17
Other	183	1,665

	44,680	30,059
Non-current assets
Preferred shares
Raízen Energia(i)	37,470	87,969
Raízen Combustíveis(i)	27,523	18,086
Janus Brasil Participações S.A	—	30,423

	64,993	136,478
Financial operations
Rezende Barbosa(ii)	23,144	31,444
Other	2,253	1,833

	25,397	33,277

Total assets	90,390	169,755

Current liabilities
Corporate operations / agreements
Raízen Energia(i)	215,582	198,198
Raízen Combustíveis(i)	136,779	128,189
Other	3,610	1,876

Total liabilities	355,971	328,263

i.

Current and non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A..

ii.	The Company has receivables with Rezende Barbosa for the repayment of loans taken prior to the acquisition of the subsidiaries in 2009. These receivables are secured by Cosan S.A. shares.

Summary of Related Party Transactions

b)	Related party transactions:

	December 31, 2018	December 31, 2017	December 31, 2016

Product sales
Raízen Energia	304,648	411,443	416,507
Raízen Combustíveis	188,895	154,104	135,581
Other	15,117	8,381	—

	508,660	573,928	552,088
Purchase of goods / inputs
Raízen Energia	(3,672)	(1,347)	(1,703)
Raízen Combustíveis	(1,205,231)	(1,006,515)	(817,198)

	(1,208,903)	(1,007,862)	(818,901)
Discontinued operation
Raízen Energia	—	—	57,007

	—	—	57,007
Shared income (expense)
Raízen Energia	(73,105)	(70,914)	(72,597)

	(73,105)	(70,914)	(72,597)
Finance result
Usina Santa Luiza S.A.	(241)	(378)	(180)
Raízen Energia	4,100	7,727	2,441
Other	2,879	3	(8)

	6,738	7,352	2,253

Total	(766,610)	(497,496)	(280,150)

Summary of Officers' and Directors' Compensation
c)	Officers’ and directors’ compensation

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, non-cash benefits and contributions to a post-employment defined benefit plan.

	December 31, 2018	December 31, 2017	December 31, 2016

Short-term benefits to officers and directors	86,810	76,976	146,469
Post-employment benefits	476	934	918
Other long-term benefits	547	664	533
Benefits from termination of employment contract	1,193	635	2,367
Stock option expense	11,423	63,658	11,621

	100,449	142,867	161,908

Summary of Loans, Borrowings and Debentures

	Interest
Description	Index	Annual interest rate	December 31, 2018	December 31, 2017	Maturity	Objective
With guarantee
BNDES	URTJLP	9.08%	2,584,347	2,270,055	Dec-29	Expansion project
	Fixed	5.31%	1,055,281	1,281,416	Feb-25	Expansion project
	TJ462	9.87%	316,854	485,807	Oct-20	Investment
	Selic	8.32%	152,562	221,222	Oct-20	Investment
	Selic	8.49%	63,852	66,794	Jun-23	Investment
	TJLP	9.06%	107,731	120,573	Jun-23	Investment
	Selic	13.65%	3,930	4,075	Sep-20	Expansion project
	Fixed	3.75%	2,261	2,695	Jan-24	Expansion project
	IPCA	11.69%	2,211	2,840	Nov-21	Expansion project
EIB	U.S.$	3.88%	89,003	127,190	Jun-20	Investment
	U.S.$	2.94%	54,508	70,611	Sep-20	Investment
	U.S.$ + LIBOR	3.43%	115,581	138,778	May-21	Investment
	U.S.$ + LIBOR	3.18%	130,402	149,386	Sep-21	Investment
FINEP	Fixed	5.00%	93,309	93,058	Nov-22	Investment

			4,771,832	5,034,500
Without guarantee
Foreign loans	GBP + Libor	4.22%	363,250	312,642	Dec-22	Acquisition
	GBP + Libor	2.43%	199,794	157,432	Nov-20	Acquisition
NCE	112% of CDI	7.18%	—	59,858	Dec-18	Exportation
	126% of CDI	8.13%	514,817	—	Dec-23	Exportation
	CDI + 3.50%	10.11%	—	294,968	Dec-18	Exportation
	125% of CDI	8.06%	646,024	644,766	Dec-23	Exportation
Perpetual Notes	U.S.$	8.25%	1,961,819	1,674,847	—	Acquisition
Resolution 4.131	U.S.$	4.79%	39,738	68,305	Oct-20	Working capital
	U.S.$ + Libor	3.75%	156,387	50,868	Feb-20	Working capital
	U.S.$	2.40%	—	415,762	Mar-18	Working capital
	U.S.$	3.67%	292,172	—	May-23	Working capital
	U.S.$	4.34%	41,033	—	Nov-19	Working capital
	U.S.$	3.35%	209,987	—	Nov-22	Working capital
Senior Notes Due 2018	Fixed	9.50%	—	168,052	Mar-18	Acquisition
Senior Notes Due 2023	U.S.$	5.00%	409,590	339,665	Mar-23	Acquisition
Senior Notes Due 2024	U.S.$	7.38%	3,061,566	2,570,622	Feb-24	Acquisition
Senior Notes Due 2024	U.S.$	5.95%	2,022,793	1,664,850	Sep-24	Acquisition
Senior Notes Due 2025	U.S.$	5.88%	1,997,394	—	Jan-25	Acquisition
Senior Notes Due 2027	U.S.$	7.00%	2,977,721	2,530,443	Jan-27	Acquisition
Trade banks	CDI + 4.91% p.a.	12.14%	—	98,117	Jun-18	Working capital
	Fixed U.S.$	5.33%	15,499	95,040	Jun-19	Working capital
Working capital	CDI + 2.80% p.a.	9.88%	—	391,693	Dec-18	Working capital
	CDI + 2.95% p.a.	10.04%	—	286,463	Dec-18	Working capital
	CDI + 0.31% p.m.	10.93%	—	1,117	Jan-18	Working capital
	CDI + 0.33% p.m.	11.20%	—	3,345	Mar-18	Working capital
	120% of CDI	7.74%	30,828	21,221	Aug-20	Working capital
	120.85% of CDI	7.77%	—	10,440	Sep-18	Working capital
	120.75% of CDI	7.77%	—	20,879	Sep-18	Working capital
	125% of CDI	8.06%	5,018	—	Dec-19	Working capital
	122% of CDI	7.86%	15,402	—	Feb-19	Working capital
Bank overdrafts	125.5% of CDI	8.08%	—	94	Feb-19	Working capital
Prepayment	U.S.$+Libor	3.81%	11,706	10,039	Apr-19	Working capital
Non-convertible debentures	CDI + 2.05% p.a.	8.57%	—	152,573	—	Working capital
	CDI + 3.50% p.a.	10.11%	—	1,359,125	—	Working capital
	IGPM + 6.10%	14.61%	228,010	—	May-28	Working capital
	IPCA + 5.10%	9.40%	—	363,894	—	Working capital
	IPCA + 5.57%	9.47%	203,613	197,923	Sep-20	Working capital
	IPCA + 7.14%	11.09%	305,894	293,312	Dec-20	Working capital
	IPCA + 7.48%	11.45%	275,014	263,701	Dec-22	Working capital
	IPCA + 7.36%	11.32%	90,656	86,927	Dec-25	Working capital
	IPCA + 5.87%	9.78%	767,638	726,827	Dec-23	Working capital
	IPCA + 4.33%	8.18%	414,583	396,328	Oct-24	Working capital
	108 % of CDI	6.92%	—	171,515	—	Working capital
	Fixed	13.13%	—	163,750	—	Working capital
	128 % of CDI	8.26%	501,064	499,576	Dec-25	Working capital
	CDI + 0.90%	7.36%	43,471	87,467	Sep-19	Working capital

			17,802,481	16,654,446

Total			22,574,313	21,688,946

Current			2,115,305	3,903,392

Non-current			20,459,008	17,785,554

Summary of Summary of Non-current Borrowings

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2018	December 31, 2017

13 to 24 months	2,113,502	2,087,933
25 to 36 months	1,310,790	2,188,717
37 to 48 months	1,201,227	1,334,529
49 to 60 months	2,429,146	1,051,146
61 to 72 months	5,783,465	1,762,197
73 to 84 months	2,332,961	4,914,452
85 to 96 months	475,964	429,244
Thereafter	4,811,953	4,017,336

	20,459,008	17,785,554

Summary of Carrying Amounts of Loans, Borrowings and Debentures

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2018	December 31, 2017

Reais (R$)	8,424,373	11,312,466
Dollar (U.S.$)	13,586,897	9,906,406
Pound (GBP)	563,043	470,074

	22,574,313	21,688,946

At December 31, 2018, all dated debts denominated in U.S. Dollars, in the subsidiaries, have currency risk protection through derivatives (Note 5.9). For the 5th Issuance of debentures denominated in R$ of the Comgás subsidiary, a derivative operation was carried out in which its future cash flow was protected, and the IPCA interest rate risk was changed by percentage of the CDI.

Below are the movements that occurred for the year ended December 31, 2018:

At January 1, 2017	18,338,497
Raised	6,248,712
Repayment of principal on loans, borrowings and debentures	(3,839,633)
Payment of interest on loans, borrowings and debentures	(1,602,034)
Interest, exchange rate and fair value	2,543,404

At December 31, 2017	21,688,946
Raised	3,761,058
Repayment of principal on loans, borrowings and debentures	(5,342,670)
Payment of interest on loans, borrowings and debentures	(1,465,666)
Interest, exchange rate and fair value	3,932,645

At December 31, 2018	22,574,313

Schedule Required to Comply Financial Covenants

Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debit	Triggers	Ratios
Debenture 3rd issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
	Short-term indebtedness / Total indebtedness can not exceed 0.6	0.17
Debenture 4th issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
	Short-term indebtedness / Total indebtedness can not exceed 0.6	0.17
Debenture 5th Issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
Debenture 6th Issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
Debenture 7th Issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
Senior Notes 2027	Pro forma(i) net debt / EBITDA not higher than or equal to 3.5	2.4
BNDES	Net Financial Debt / EBITDA <= 4.0x in December 31, 2018	2.06
BNDES	EBITDA / Consolidated Finance Result> = 1.40x in December, 2018	2.68

(i)	Included joint ventures.

Summary of Finance and Operating Leases
a)	Finance lease liabilities are payable as follows:

	December 31, 2018				December 31, 2017
	Less than one year	Between one and five years	More than five years	Total	Total
Future value of minimum payments lease	176,169	422,421	165,838	764,428	1,250,860
Rolling stock	150,241	348,111	101,790	600,142	1,060,759
Terminal	23,400	73,637	64,048	161,085	184,484
Other	2,528	673	—	3,201	5,617
Interest	(55,678)	(128,941)	(26,459)	(211,078)	(306,722)
Rolling stock	(44,284)	(98,797)	(16,567)	(159,648)	(241,509)
Terminal	(11,152)	(30,099)	(9,892)	(51,143)	(64,528)
Other	(242)	(45)	—	(287)	(685)

Present value of minimum lease payments	120,491	293,480	139,379	553,350	944,138

Current				120,491	261,344

Non-current				432,859	682,794

Summary of Finance Lease movements

Below are the movements that occurred for the year ended December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017
At the beginning of the year	944,138	1,397,543
Interest, exchange rate and fair value	144,763	178,139
Payment of principal	(384,752)	(348,114)
Payment of interest	(150,799)	(283,430)

At the end of the year	553,350	944,138

Future minimum lease payments under non-cancellable leases

At December 31, 2018 and 2017, the future minimum lease payments under non-cancellable operating leases are as follows:

	December 31, 2018				December 31, 2017
	Less than one year	Between one and five years	More than five years	Total	Total
Locomotive	678	509	—	1,187	1,695
Rail car	8,925	24,332	866	34,123	38,449
Other	2,491	8,390	3,496	14,377	16,058

	12,094	33,231	4,362	49,687	56,202

Summary of Trade Payables

	December 31, 2018	December 31, 2017

Natural gas suppliers	838,105	1,563,930
Materials and service suppliers	1,073,227	1,162,496
Fuels and lubricants suppliers	1,367	1,814
Judicial deposits	—	(294,976)
Other	11,221	731

	1,923,920	2,433,995

Summary of Derivative Financial Instruments

To protect the Company’s exposure to risk were are using observable data such as quoted prices in active markets, or discounted cash flow based on market curves, and the consolidated data are presented below:

	Notional		Fair value
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Exchange rate derivatives
Forward agreements	907,832	494,302	1,719	(457)
Interest rate and exchange rate risk
Swap agreements (interest rate)	2,114,926	2,446,369	394,497	330,712
Swap agreements (exchange and interest rate)	11,896,908	7,217,792	2,126,927	716,873

	14,011,834	9,664,161	2,521,424	1,047,585
Total financial instruments			2,523,143	1,047,128

Assets			2,548,857	1,162,213

Liabilities			(25,714)	(115,085)

Summary of Hedge Accounting

Operations and accounting effects of this adoption are as follows:

	Debt(i)	Derivative(ii)	Total
At January 01, 2017	(1,534,072)	146,697	(1,387,375)
Initial measurement	(2,461,836)	—	(2,461,836)
Interest amortization	173,186	49,653	222,839
Fair value	(395,499)	162,356	(233,143)

At December 31, 2017	(4,218,221)	358,706	(3,859,515)
Initial measurement	(3,478,165)	—	(3,478,165)
Principal amortization	364,491	(37,956)	326,535
Interest amortization	409,277	35,033	444,310
Fair value	(1,541,898)	988,806	(553,092)

At December 31, 2018	(8,464,516)	1,344,589	(7,119,927)

(i)	Loans, borrowings and debentures (Note 5.5).
(ii)	Derivative financial instruments.

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange

The market value of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 5.5) is based on their quoted market price are as follows:

	Company	December 31, 2018	December 31, 2017
Senior Notes 2018	Cosan S.A.	—	100.37%
Senior Notes 2023	Cosan S.A.	96.86%	101.54%
Senior Notes 2024	Rumo Luxembourg	104.27%	107.86%
Senior Notes 2024	Cosan Limited	98.55%	102.79%
Senior Notes 2025	Rumo Luxembourg	94.94%	—
Senior Notes 2027	Cosan S.A.	101.15%	108.14%
Perpetual Notes	Cosan S.A.	101.21%	102.83%

Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

				Assets and liabilities measured at fair value
		Carrying amount		December 31, 2018		December 31, 2017
	Note	December 31, 2018	December 31, 2017	Level 2	Level 3	Level 2	Level 3
Assets
Investment funds	5.1	1,600,590	1,852,114	1,600,590	—	1,852,114	—
Marketable securities	5.2	4,202,835	3,853,343	4,202,835	—	3,853,343	—
Derivative financial instruments	5.9	2,548,857	1,162,213	2,548,857	—	1,162,213	—

Total		8,352,282	6,867,670	8,352,282	—	6,867,670	—

Liabilities
Loans, borrowings and debentures	5.5	(12,569,126)	(7,830,237)	(12,569,126)	—	(7,830,237)	—
Contingent consideration(i)		(64,969)	(116,542)	—	(64,969)	—	(116,542)
Derivative financial instruments	5.9	(25,714)	(115,085)	(25,714)	—	(115,085)	—

Total		(12,659,809)	(8,061,864)	(12,594,840)	(64,969)	(7,945,322)	(116,542)

(i)

The valuation of the contingent consideration considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the probable scenarios of forecast revenue and EBITDA, the amount to be paid under each scenario and the probability of each scenario. The significant unobservable inputs are the forecast of the annual growth rate of revenue, EBITDA margin forecast and the 13% discount rate adjusted for risk.

Summary of Changes in Level 3 Items

The following table presents the changes in level 3 items:

At January 01, 2017	166,807
Repayment of principal	(50,265)

At December 31, 2017	116,542
Repayment of principal	(52,240)
Interest and exchange variation	667

At December 31, 2018	64,969